Accumulated Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated other comprehensive income
Balance at the beginning of the period	$ 320,590	$ 217,111	$ 114,086
Other comprehensive income (loss) before reclassifications	(149,153)	99,537	103,025
Amounts reclassified from accumulated other comprehensive income	8,664	3,942	0
Total other comprehensive (loss) income	(140,489)	103,479	103,025
Balance at the end of the period	180,101	320,590	217,111
Unrealized gains on securities
Accumulated other comprehensive income
Balance at the beginning of the period	311,354	211,368	107,706
Other comprehensive income (loss) before reclassifications	(147,640)	96,013	103,000
Amounts reclassified from accumulated other comprehensive income	7,632	3,973	662
Total other comprehensive (loss) income	(140,008)	99,986	103,662
Balance at the end of the period	171,346	311,354	211,368
OTTI
Accumulated other comprehensive income
Balance at the beginning of the period	9,236	5,743	6,380
Other comprehensive income (loss) before reclassifications	(1,513)	3,524	25
Amounts reclassified from accumulated other comprehensive income	1,032	(31)	(662)
Total other comprehensive (loss) income	(481)	3,493	(637)
Balance at the end of the period	$ 8,755	$ 9,236	$ 5,743